UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2668

Oppenheimer Rochester AMT-Free Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2018 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—106.3%
Alabama—5.5%
$20,000,000	Birmingham, AL Commercial Devel. Authority (Civic Center Improvements)[1]	5.500%	04/01/2041	$21,179,600
385,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)[1]	6.125	12/01/2025	377,843
2,500,000	Birmingham-Jefferson, AL Civic Center Authority[1]	5.000	07/01/2048	2,725,825
200,000	Cooperative District, AL Fort Deposit[1]	6.000	02/01/2036	175,882
3,500,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)[1]	6.750	02/01/2029	3,522,260
4,500,000	Homewood, AL Educational Building Authority (Samford University)[1]	5.000	12/01/2047	4,807,125
4,500,000	Jefferson County, AL GO1	5.000	09/15/2035	4,941,360
20,185,000	Jefferson County, AL Sewer[1]	0.000 [2]	10/01/2046	17,196,005
20,000,000	Jefferson County, AL Sewer[1]	0.000 [2]	10/01/2050	17,005,600
8,750,000	Jefferson County, AL Sewer[1]	0.000 [2]	10/01/2050	7,569,975
8,000,000	Jefferson County, AL Sewer[1]	6.000	10/01/2042	9,044,080
7,500,000	Jefferson County, AL Sewer[1]	6.500	10/01/2053	8,692,725
4,000,000	Jefferson County, AL Sewer[1]	7.000	10/01/2051	4,728,880
200,000	Mobile, AL Improvement District (McGowin Park)[1]	5.250	08/01/2030	201,248
				102,168,408

Alaska—0.0%
600,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[3,4]	5.875	12/01/2027	40,500
90,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2032	89,821
				130,321

Arizona—2.4%
500,000	AZ IDA (AM&S/AcadM&S/M&SSA Obligated Group)[1]	5.000	07/01/2038	540,410
1,800,000	AZ IDA (AM&S/AcadM&S/M&SSA Obligated Group)[1]	5.000	07/01/2048	1,925,460
2,125,000	AZ IDA (AM&S/AcadM&S/M&SSA Obligated Group)[1]	5.000	07/01/2052	2,258,067
675,000	AZ IDA (AM&S/AM&SS/MSSA Obligated Group)[1]	5.000	07/01/2042	722,959
925,000	AZ IDA (AM&S/AM&SS/MSSA Obligated Group)[1]	5.000	07/01/2047	987,234
1,000,000	AZ IDA (AM&S/AM&SS/MSSA Obligated Group)[1]	5.000	07/01/2051	1,064,270
1,100,000	AZ IDA (Provident Group - Eastern Michigan University Parking)[1]	5.000	05/01/2048	1,167,452
1,000,000	AZ IDA (Provident Group - Eastern Michigan University Parking)[1]	5.000	05/01/2051	1,058,560
364,000	Festival Ranch, AZ Community Facilities District[1]	5.750	07/01/2032	346,761
80,000	Maricopa County, AZ IDA (Greathearts Arizona)[1]	5.000	07/01/2037	87,645
145,000	Maricopa County, AZ IDA (Greathearts Arizona)[1]	5.000	07/01/2048	156,845
495,000	Maricopa County, AZ IDA (Immanuel Campus Care)[4,5]	8.500	04/20/2041	341,550
175,000	Maricopa County, AZ School District No. 24 (Gila Bend)[1]	5.500	07/01/2022	175,131

1        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Arizona (Continued)
$288,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[1]	5.300%	07/01/2030	$288,222
750,000	Phoenix, AZ IDA (Career Success Schools)[1]	7.000	01/01/2029	758,812
485,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)[1]	6.250	07/01/2036	465,445
8,500,000	Phoenix, AZ IDA (Rowan University)[1]	5.250	06/01/2034	9,141,495
2,925,000	Pima County, AZ IDA (Arizona Charter School)[1]	5.375	07/01/2031	3,101,524
3,750,000	Pima County, AZ IDA (Center for Academic Success)[1]	5.500	07/01/2037	3,751,050
550,000	Pima County, AZ IDA (Christian Care Tucson)[1]	5.000	06/15/2037	590,156
1,010,000	Pima County, AZ IDA (Christian Care Tucson)[1]	5.000	12/15/2047	1,073,893
900,000	Pima County, AZ IDA (Excalibur Charter School)[1]	5.500	09/01/2046	839,394
1,405,000	Pima County, AZ IDA (New Plan Learning/OG Ohio/250 Shoup Mill Obligated Group)[1]	8.125	07/01/2041	1,399,703
760,000	Pima County, AZ IDA (Tucson Country Day School)[1]	5.000	06/01/2037	667,789
930,000	Rio Rico, AZ Fire District[1]	7.000	07/01/2030	1,042,790
70,000	Rio Rico, AZ Fire District[1]	7.000	07/01/2030	77,798
3,000,000	Salt Verde, AZ Financial Corp.[1]	5.000	12/01/2032	3,407,250
6,500,000	Salt Verde, AZ Financial Corp.[1]	5.000	12/01/2037	7,389,655
100,000	Salt Verde, AZ Financial Corp.[1]	5.500	12/01/2029	117,532
				44,944,852

Arkansas—0.1%
1,735,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[3],[4]	6.250	02/01/2038	1,266,550

California—10.4%
7,000,000	CA County Tobacco Securitization Agency	5.310 [6]	06/01/2046	1,078,420
6,000,000	CA County Tobacco Securitization Agency	6.647 [6]	06/01/2046	834,900
129,820,000	CA County Tobacco Securitization Agency	6.698 [6]	06/01/2050	12,051,191
5,000	CA County Tobacco Securitization Agency	7.230 [6]	06/01/2033	2,182
160,000	CA County Tobacco Securitization Agency (TASC)[1]	5.700 [2]	06/01/2046	160,123
50,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2035	50,505
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2043	5,070,850
3,375,000	CA Enterprise Devel. Authority (Sunpower Corp.)[1]	8.500	04/01/2031	3,554,752
8,770,000	CA GO1	5.000	08/01/2033	9,935,182
10,085,000	CA GO1	5.000	09/01/2037	11,310,933
5,000,000	CA GO1	5.000	09/01/2045	5,552,950
8,500,000	CA GO1	5.000	08/01/2046	9,425,140
170,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2029	187,563
10,000,000	CA Health Facilities Financing Authority (SHlth/ SBH/SVNA&H/SVMF/ SVlyH/SCHosp/SEBH/ SBMF Obligated Group)[1]	5.000	11/15/2046	10,903,700
10,000,000	CA Health Facilities Financing Authority (SJHS/ SJHCN/SJHE/SJHO Obligated Group)[1]	5.750	07/01/2039	10,253,200
3,350,000	CA M-S-R Energy Authority[1]	6.500	11/01/2039	4,486,086
10,000,000	CA M-S-R Energy Authority[1]	7.000	11/01/2034	13,678,200

2        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
California (Continued)
$250,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	8.500%	11/01/2039	$266,247
325,000	CA Public Works[1,7]	6.625	11/01/2034	325,478
450,000	CA Public Works (Various Community Colleges)[1]	5.750	10/01/2030	466,492
1,000,000	CA School Finance Authority Charter School (Coastal Academy)[1]	5.000	10/01/2033	1,037,700
2,255,000	CA Statewide CDA (Orinda Wilder)[1]	5.000	09/01/2030	2,451,681
1,450,000	Cathedral City, CA Redevel. Agency[1]	5.000	08/01/2032	1,597,958
885,000	Cathedral City, CA Redevel. Agency[1]	5.000	08/01/2033	973,836
9,985,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.875	02/15/2034	10,187,695
560,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1[1]	6.625	09/01/2039	582,299
345,750,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.996 [6]	06/01/2057	8,501,992
2,750,000	Lammersville, CA Joint Unified School District Special Tax Community Facilities District (Mountain House-Shea)[1]	6.000	09/01/2043	3,101,120
415,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.000 [2]	09/01/2025	432,322
375,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.100 [2]	09/01/2026	390,889
885,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.150 [2]	09/01/2027	922,453
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.200 [2]	09/01/2028	1,040,480
500,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.250 [2]	09/01/2029	519,855
500,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.300 [2]	09/01/2030	520,015
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.375 [2]	09/01/2032	1,038,890
2,000,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.500	11/15/2037	2,451,540
180,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)[1]	5.750	09/01/2040	184,826
20,000,000	Los Angeles, CA Unified School District[8]	5.250	07/01/2042	22,993,350
1,250,000	Lynwood, CA Redevel. Agency Tax Allocation[1]	7.000	09/01/2031	1,407,488
1,250,000	Oxnard, CA Financing Authority Wastewater[1]	5.000	06/01/2032	1,380,938
1,500,000	Oxnard, CA Financing Authority Wastewater[1]	5.000	06/01/2033	1,653,060
850,000	Oxnard, CA Financing Authority Wastewater[1]	5.000	06/01/2034	933,989
2,575,000	Paramount, CA Unified School District[1]	5.250	08/01/2046	2,922,265
1,755,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000	09/01/2033	1,949,647
3,125,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000	09/01/2034	3,461,469
10,000,000	San Francisco, CA City & County COP[8]	5.000	10/01/2033	10,483,442
250,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.750	08/01/2041	276,775

3        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$350,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	7.000%	08/01/2041	$389,074
350,000	San Jose, CA Finance Authority (Convention Center)[1]	5.500	05/01/2031	377,738
2,210,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.750	06/01/2026	2,424,414
1,880,000	Santa Cruz, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2035	2,105,656
5,000,000	University of California[1]	5.000	05/15/2038	5,655,550
				193,944,500

Colorado—2.9%
550,000	BNC, CO Metropolitan District No. 1[1]	5.000	12/01/2037	595,875
3,505,000	CO Broomfield Village Metropolitan District No. 2[1]	6.250	12/01/2032	3,170,027
125,000	CO E-470 Public Highway Authority	6.812 [6]	09/01/2025	100,835
4,025,000	CO Educational and Cultural Facilities Authority (Rocky Mountain Academy of Evergreen)[1,7]	6.450	11/01/2040	4,206,206
1,000,000	CO Educational and Cultural Facilities Authority (Stargate Charter School)[1]	5.000	12/01/2038	1,083,120
720,000	CO Fossil Ridge Metropolitan District No. 1[1]	7.250	12/01/2040	746,410
1,400,000	CO Health Facilities Authority (Christian Living Neighborhoods)[1]	5.000	01/01/2037	1,432,900
7,075,000	CO Health Facilities Authority (ELGS/ELGSS/ ELGSF/GSSH Obligated Group)[1]	5.000	06/01/2047	7,473,818
750,000	CO Potomac Farms Metropolitan District[1]	7.250	12/01/2037	699,120
89,000	CO Potomac Farms Metropolitan District[1]	7.625 [2]	12/01/2023	84,360
1,000,000	CO Sorrell Ranch Metropolitan District[4,5]	6.750	12/15/2036	280,000
12,500,000	Denver, CO City & County Airport[1]	5.000	12/01/2048	13,834,375
180,000	Jefferson County, CO (Section 14 Metropolitan District)[1]	5.000	12/01/2018	180,455
1,495,000	Public Authority for CO (Natural Gas Energy)[1]	6.250	11/15/2028	1,814,960
5,000,000	Public Authority for CO (Natural Gas Energy)[1]	6.500	11/15/2038	6,579,800
4,665,000	Rampart Range, CO Metropolitan District No. 1[1]	5.000	12/01/2042	5,083,870
1,500,000	Rampart Range, CO Metropolitan District No. 1[1]	5.000	12/01/2047	1,628,700
500,000	Tabernash Meadows, CO Water & Sanitation District[1]	7.125	12/01/2034	516,730
110,000	Tallyns Reach, CO Metropolitan District No. 3[1]	5.000	12/01/2033	114,496
250,000	Tallyns Reach, CO Metropolitan District No. 3[1]	5.125	11/01/2038	259,893
998,237	Woodmen Heights, CO Metropolitan District No. 1[1]	6.000	12/01/2041	994,474
3,824,161	Woodmen Heights, CO Metropolitan District No. 1	7.300 [2]	12/15/2041	3,313,750
				54,194,174

Connecticut—0.4%
25,000	CT H&EFA (BHosp/BHlthC/BHDF/BH&HCG Obligated Group)[1]	5.500	07/01/2032	25,042
6,125,000	CT H&EFA (Fairfield University)[1]	4.000	07/01/2042	5,924,284
500,000	Georgetown, CT Special Taxing District[3]	5.125	10/01/2036	160,000

4        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Connecticut (Continued)
$625,000	Hamden, CT GO1	5.000%	08/15/2030	$690,625
10,865,111	Mashantucket Western Pequot Tribe CT5,9	6.050	07/01/2031	382,452
				7,182,403

Delaware—0.2%
2,811,000	Bridgeville, DE Special Obligation (Heritage Shores)[1]	5.450	07/01/2035	2,725,517
2,066,000	Millsboro, DE Special Obligation (Plantation Lakes)[1]	5.450	07/01/2036	1,806,490
				4,532,007

District of Columbia—0.9%
195,000	District of Columbia Ballpark[1]	5.000	02/01/2031	195,333
1,905,000	District of Columbia Center for Strategic & International Studies[1]	6.375	03/01/2031	2,064,468
1,905,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.500	05/15/2033	2,081,879
4,385,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750	05/15/2040	4,537,466
72,125,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.369 [6]	06/15/2046	6,602,323
400,000	District of Columbia University (Gallaudet University)[1]	5.500	04/01/2034	425,992
				15,907,461

Florida—6.2%
100,000	Alachua County, FL Health Facilities Authority (Shands Teaching Hospital & Clinics/Shands at Lake Shore Obligated Group)[1]	6.750	12/01/2030	100,387
1,815,000	Amelia Concourse, FL Community Devel. District[4,5]	5.750	05/01/2038	1,687,950
395,000	Arlington Ridge, FL Community Devel. District[1,7]	5.500	05/01/2036	394,842
435,000	Avignon Villages, FL Community Devel. District[4,5]	5.300	05/01/2014	30,450
250,000	Avignon Villages, FL Community Devel. District[4,5]	5.400	05/01/2037	17,500
1,030,000	Cascades, FL Groveland Community Devel. District[1,7]	5.300	05/01/2036	1,004,775
1,990,000	Chapel Creek, FL Community Devel. District Special Assessment[4,5]	5.500	05/01/2038	1,791,000
825,942	Clearwater Cay, FL Community Devel. District[4,5]	5.500	05/01/2037	470,787
2,280,000	Creekside, FL Community Devel. District[4,5]	5.200	05/01/2038	934,800
5,000	Crosscreek, FL Community Devel. District[1,3]	5.600	05/01/2039	4,777
285,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)[1]	8.000	06/01/2022	286,374
655,000	Durbin Crossing, FL Community Devel. District Special Assessment[3,4]	5.250	11/01/2020	54,037
350,000	East Homestead, FL Community Devel. District[1]	5.000	11/01/2033	353,230
50,000	East Homestead, FL Community Devel. District[1,7]	7.250	05/01/2021	51,313
65,000	Escambia County, FL Health Facilities Authority[1]	5.950	07/01/2020	68,992

5        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$255,000	FL Capital Trust Agency (Florida Charter Educational Foundation)[1]	5.375%	06/15/2038	$248,500
480,000	FL Capital Trust Agency (Florida Charter Educational Foundation)[1]	5.375	06/15/2048	459,096
10,440,000	FL COP (Dept. of Management Services)[8]	5.250	08/01/2028	10,566,185
180,000	FL HEFFA (Bethune-Cookman University)[1]	5.375	07/01/2032	147,629
805,680	FL Lake Ashton II Community Devel. District[1]	5.375	05/01/2036	772,623
830,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[1]	5.500	05/01/2038	779,951
16,000,000	Greater Orlando, FL Aviation Authority[8]	5.000	10/01/2032	16,791,720
195,000	Heritage Isles, FL Community Devel. District[5]	7.100	10/01/2023	29,250
105,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A	5.500	05/01/2036	104,301
375,000	Indigo, FL Community Devel. District[4,5]	5.750	05/01/2036	262,500
35,000	Jacksonville, FL Health Facilities Authority (Daughters of Charity Health Services of Austin)[1]	5.250	08/15/2027	36,106
565,000	Lake Helen, FL Educational Facilities (Ivy Hawn Charter School)[1,7]	5.500	07/15/2048	553,214
600,000	Lake Helen, FL Educational Facilities (Ivy Hawn Charter School)[1,7]	5.750	07/15/2053	598,152
1,255,000	Lakeland, FL Educational Facilities (Florida Southern College)[1]	5.000	09/01/2029	1,326,497
1,000,000	Lakeland, FL Educational Facilities (Florida Southern College)[1]	5.000	09/01/2037	1,039,460
250,000	Lee, FL Memorial Health System (Lee Memorial Hospital/Cape Memorial Hospital Obligated Group)[1]	5.250	04/01/2035	254,967
1,605,000	Lucaya, FL Community Devel. District[1]	5.375	05/01/2035	1,595,450
1,775,000	Magnolia Creek, FL Community Devel. District[4,5]	5.900	05/01/2039	399,375
100,000	Magnolia West, FL Community Devel. District Special Assessment[1,7]	5.350	05/01/2037	96,696
1,665,000	Miromar Lakes, FL Community Devel. District[1,7]	5.000	05/01/2035	1,692,173
740,000	Miromar Lakes, FL Community Devel. District[1,7]	5.375	05/01/2032	752,351
3,070,000	Monterey/Congress, FL Community Devel. District Special Assessment[1,7]	5.375	05/01/2036	2,940,753
395,000	Naturewalk, FL Community Devel. District[4,5]	5.300	05/01/2016	312,050
335,000	Naturewalk, FL Community Devel. District[3,4]	5.500	05/01/2038	264,650
10,000,000	Orange County, FL School Board COP[8]	5.500	08/01/2034	10,256,025
500,000	Orlando, FL Tourist Devel. Tax[1]	5.500	11/01/2038	501,270
3,000,000	Orlando, FL Utilities Commission[1]	5.000	10/01/2038	3,359,010
450,000	Palace Coral Gables, FL Community Devel. District Special Assessment[1]	5.000	05/01/2032	490,446
1,000,000	Palace Coral Gables, FL Community Devel. District Special Assessment[1]	5.625	05/01/2042	1,108,630
460,000	Palm River, FL Community Devel. District[4,5]	5.150	05/01/2013	230,000
510,000	Palm River, FL Community Devel. District[4,5]	5.375	05/01/2036	255,000
1,150,000	Parkway Center, FL Community Devel. District, Series A1,7	6.125	05/01/2024	1,153,197

6        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$1,980,000	Parkway Center, FL Community Devel. District, Series A1,7	6.300%	05/01/2034	$1,983,940
1,180,224	Pine Ridge Plantation, FL Community Devel. District[1]	5.400	05/01/2037	1,080,802
195,000	Portico, FL Community Devel. District[1]	5.450	05/01/2037	189,571
810,000	Reunion East, FL Community Devel. District[1,3,4]	5.800	05/01/2036	8
860,000	Reunion East, FL Community Devel. District[1,3,4]	7.375	05/01/2033	9
15,000	Ridgewood Trails, FL Community Devel. District	5.650	05/01/2038	14,502
2,400,000	River Glen, FL Community Devel. District Special Assessment[4,5]	5.450	05/01/2038	1,440,000
296,941	Santa Rosa Bay, FL Bridge Authority[1]	6.250	07/01/2028	291,017
4,535,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.500	07/01/2040	4,625,972
3,270,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.750	07/01/2030	3,366,302
935,000	South Bay, FL Community Devel. District[3,4]	0.000 [2]	05/01/2025	470,829
2,530,000	South Bay, FL Community Devel. District[3,4]	0.000 [2]	05/01/2036	1,275,297
2,035,000	South Bay, FL Community Devel. District[1]	5.125	05/01/2020	2,037,747
2,035,000	South Bay, FL Community Devel. District[1]	5.950	05/01/2036	1,987,483
1,645,000	South Bay, FL Community Devel. District[4,5]	5.950	05/01/2036	16
1,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	6.000	08/01/2045	1,596,315
400,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)[1]	5.250	10/01/2041	332,936
15,000	Tern Bay, FL Community Devel. District[3,4]	5.375	05/01/2037	14,564
4,120,000	Vista, FL Community Devel. District Special Assessment[1]	5.375	05/01/2037	3,918,450
1,238,941	Waterford Estates, FL Community Devel. District Special Assessment[4,5]	5.125	05/01/2013	1,176,994
2,092,285	Waterford Estates, FL Community Devel. District Special Assessment[4,5]	5.500	05/01/2037	1,987,671
4,660,000	Watergrass, FL Community Devel. District Special Assessment[1,7]	5.500	05/01/2036	4,453,376
16,000	Waters Edge, FL Community Devel. District[1]	5.350	05/01/2039	15,235
325,000	Waters Edge, FL Community Devel. District[1,7]	6.600 [2]	05/01/2039	322,121
1,785,000	Waterstone, FL Community Devel. District[4,5]	5.500	05/01/2018	1,428,000
285,000	West Villages, FL Improvement District[4,5]	5.350	05/01/2015	219,450
7,150,000	West Villages, FL Improvement District[4,5]	5.800	05/01/2036	5,505,500
4,925,000	Westridge, FL Community Devel. District[4,5]	5.800	05/01/2037	3,693,750
5,135,000	Westside, FL Community Devel. District[3,4]	5.650	05/01/2037	2,926,950
2,250,000	Wyld Palms, FL Community Devel. District[4,5]	5.400	05/01/2015	607,500
1,445,000	Wyld Palms, FL Community Devel. District[4,5]	5.500	05/01/2038	390,150
444,846	Zephyr Ridge, FL Community Devel. District[4,5]	5.250	05/01/2013	373,670
978,661	Zephyr Ridge, FL Community Devel. District[4,5]	5.625	05/01/2037	822,075
				115,176,643

Georgia—0.1%
140,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500	01/01/2031	141,291

7        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Georgia (Continued)
$565,000	Atlanta, GA Urban Residential Finance Authority (Trestletree Village Apartments)[1]	5.000%	11/01/2048	$555,514
610,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	615,868
100,000	Monroe County, GA Devel. Authority (Georgia Power Company)[1]	4.000 [10]	06/01/2042	95,009
520,000	Randolph County, GA GO1	5.000	04/01/2030	555,063
				1,962,745

Idaho—0.0%
60,000	ID Health Facilities Authority (Trinity Health Corp.)[1]	6.250	12/01/2033	60,214

Illinois—8.7%
775,000	Chicago, IL Board of Education[1]	5.000	12/01/2026	858,483
2,250,000	Chicago, IL Board of Education[1]	5.000	12/01/2028	2,510,235
1,000,000	Chicago, IL Board of Education[1]	5.000	12/01/2031	1,094,420
1,205,000	Chicago, IL Board of Education[1]	5.000	12/01/2034	1,305,160
915,000	Chicago, IL Board of Education	5.063 [6]	12/01/2024	717,891
1,405,000	Chicago, IL Board of Education	5.063 [6]	12/01/2024	1,102,335
4,300,000	Chicago, IL Board of Education[1]	6.000	04/01/2046	4,914,083
4,435,000	Chicago, IL GO1	5.000	12/01/2023	4,449,591
13,440,000	Chicago, IL GO1	5.000	01/01/2029	13,470,374
2,500,000	Chicago, IL O’Hare International Airport[1]	5.000	01/01/2034	2,711,950
3,000,000	Chicago, IL O’Hare International Airport[1]	5.000	01/01/2041	3,216,000
2,400,000	Cook County, IL Community School District GO1	7.125	06/01/2024	2,648,784
949,000	Cortland, IL Special Tax (Sheaffer System)[3]	5.500	03/01/2017	189,800
320,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.625	03/01/2036	320,202
2,000,000	Gilberts, IL Special Service Area No. 15[1]	5.000	03/01/2035	2,140,620
701,071	Gilberts, IL Special Service Area No. 24 Special Tax (Conservancy)[1]	5.375	03/01/2034	653,497
2,225,000	Harvey, IL GO3	5.500	12/01/2027	1,223,750
1,000,000	Harvey, IL GO3	5.625	12/01/2032	550,000
3,970,000	Harvey, IL Hotel Motel Tax & Sales (Hotel & Conference Center)[1]	6.875	08/01/2028	3,969,484
1,010,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000	04/01/2026	1,009,980
9,660,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000	04/01/2031	9,355,710
1,000,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000	04/01/2036	939,050
155,000	IL Finance Authority (Illinois Institute of Technology)[1]	6.500	02/01/2023	156,153
2,215,000	IL Finance Authority (Illinois Institute of Technology)[1]	7.125	02/01/2034	2,225,721
500,000	IL Finance Authority (Lake Forest College)[1]	5.750	10/01/2032	527,865
450,000	IL Finance Authority (Lake Forest College)[1]	6.000	10/01/2048	473,229
50,000	IL Finance Authority (OSF Healthcare System)[1]	7.125	11/15/2037	51,364

8        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$4,685,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group)[1]	6.125%	05/15/2025	$4,789,288
95,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group)[1]	7.750	08/15/2034	99,205
2,000,000	IL GO1	5.000	04/01/2025	2,075,700
700,000	IL GO1	5.000	08/01/2025	723,107
9,625,000	IL GO1	5.000	10/01/2028	9,959,372
3,000,000	IL GO1	5.000	10/01/2028	3,104,220
5,000,000	IL GO1	5.000	10/01/2029	5,137,550
6,500,000	IL GO1	5.000	10/01/2029	6,678,815
3,000,000	IL GO1	5.000	10/01/2030	3,070,560
10,000,000	IL GO1	5.000	10/01/2030	10,235,200
3,360,000	IL GO1	5.000	10/01/2033	3,423,000
1,525,000	IL GO1	5.000	02/01/2039	1,535,370
1,050,000	IL Metropolitan Pier & Exposition Authority[1]	5.500	12/15/2023	1,147,660
250,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Expansion)[1]	5.500	06/15/2050	252,138
1,365,000	IL Regional Transportation Authority[1]	4.000	06/01/2043	1,317,266
18,000,000	IL Regional Transportation Authority[8]	4.000	06/01/2043	17,370,540
2,000,000	IL Sports Facilities Authority[1]	5.250	06/15/2032	2,159,060
895,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)[1]	6.500	12/30/2027	1,090,495
955,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)[1]	6.500	12/30/2028	1,174,239
1,160,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)[1]	6.500	12/30/2031	1,455,788
3,887,000	Lakemoor Village, IL Special Tax[1]	5.000	03/01/2027	3,892,830
2,409,000	Lincolnshire, IL Special Service Area No. 1 Special Tax (Sedgebrook)[1]	6.250	03/01/2034	2,413,553
480,000	Markham, IL GO1	5.750	02/01/2028	436,550
1,091,000	Plano, IL Special Service Area No. 5[5]	6.000	03/01/2036	818,250
5,000,000	Railsplitter, IL Tobacco Settlement Authority[1]	5.000	06/01/2027	5,590,700
500,000	Southwestern IL Devel. Authority (Eden Retirement Center)[1]	5.850	12/01/2036	430,955
3,405,000	Southwestern IL Devel. Authority (Local Government Programming)[4]	7.000	10/01/2022	1,974,900
1,055,000	Southwestern IL Devel. Authority (Village of Sauget)[1,7]	5.625	11/01/2026	990,624
1,155,000	Stephenson County, IL School District No. 145 Freeport[1]	5.000	02/01/2032	1,290,805
850,000	Stephenson County, IL School District No. 145 Freeport[1]	5.000	02/01/2033	946,390
750,000	Stephenson County, IL School District No. 145 Freeport[1]	5.000	02/01/2034	832,553
1,848,000	Yorkville, IL United City Special Services Area Special Tax[1]	5.000	03/01/2033	1,750,038

9        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$1,634,000	Yorkville, IL United City Special Services Area Special Tax (Raintree Village II)[4,5]	6.250%	03/01/2035	$735,300
				161,687,752

Indiana—1.7%
1,620,000	IN Finance Authority (GSH/GSHI/GSHPS Obligated Group)[1]	5.500	04/01/2026	1,797,536
2,885,000	IN Finance Authority (Marian University)[1]	5.250	09/15/2025	3,060,466
4,250,000	IN Finance Authority (Marian University)[1]	6.375	09/15/2041	4,501,897
4,750,000	IN Finance Authority (Marian University)[1]	6.500	09/15/2030	5,124,775
7,500,000	IN Municipal Power Agency[1]	5.000	01/01/2037	8,271,375
950,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	5.750	07/01/2030	993,615
3,925,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	6.000	07/01/2040	4,127,569
2,025,000	Indianapolis, IN Multifamily Hsg. (Stonekey Apartments)[1]	7.000	02/01/2039	2,006,714
1,390,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)[1]	6.500	07/01/2022	1,392,850
				31,276,797

Iowa—0.2%
400,000	IA Finance Authority (Boys & Girls Home and Family Services)[3,4]	5.900	12/01/2028	27,000
1,685,000	IA Finance Authority (Mercy Medical Center)[1]	5.000	08/15/2028	1,795,367
270,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[1,7]	5.375	06/01/2025	269,992
1,000,000	Xenia, IA Rural Water District[1]	5.000	12/01/2036	1,057,820
				3,150,179

Kansas—0.1%
1,700,000	Pittsburgh, KS Special Obligation (North Broadway Redevel.)[1]	4.900	04/01/2024	1,548,734

Kentucky—2.5%
5,480,000	KY Municipal Power Agency[1]	5.000	09/01/2032	5,940,813
11,525,000	KY Municipal Power Agency[1]	5.000	09/01/2033	12,437,319
5,000,000	KY Municipal Power Agency[1]	5.000	09/01/2034	5,381,800
1,500,000	KY Property & Building Commission[1]	5.000	05/01/2035	1,637,385
1,170,000	KY Property & Building Commission[1]	5.000	05/01/2036	1,272,305
2,500,000	KY Property & Building Commission[1]	5.000	04/01/2037	2,686,275
3,100,000	KY Property & Building Commission[1]	5.000	05/01/2037	3,363,376
2,500,000	KY Property & Building Commission[1]	5.000	04/01/2038	2,678,875
10,000,000	Louisville & Jefferson County, KY Health System (Norton Healthcare/Norton Hospitals Obligated Group)[1]	5.750	10/01/2042	11,021,600
80,000	Owen County, KY Waterworks System (AWCC/KAWC Obligated Group)[1]	6.250	06/01/2039	81,932

10        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Kentucky (Continued)
$15,000	Springfield, KY Educational Devel. (St. Catherine College)[5]	5.750%	10/01/2035	$473
				46,502,153

Louisiana—2.7%
10,522	Denham Springs-Livingston, LA Hsg. & Mtg. Finance Authority[1,7]	5.000	11/01/2040	10,527
635,000	LA Citizens Property Insurance Corp.[1]	5.000	06/01/2024	694,741
950,000	LA Citizens Property Insurance Corp.[1]	5.000	06/01/2024	1,039,376
10,000,000	LA Gas & Fuels[1]	5.000	05/01/2040	11,108,400
8,280,000	LA HFA (La Chateau)[1]	6.875	09/01/2029	7,994,589
5,000,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	4,777,550
35,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)[1]	5.250	09/01/2035	33,754
3,085,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)[1]	5.500	09/01/2022	3,054,829
1,300,000	LA Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary[1]	5.000	07/01/2057	1,356,563
2,500,000	LA Public Facilities Authority (Nineteenth Judicial District Court Building)[1]	5.000	06/01/2042	2,703,375
7,500,000	LA Public Facilities Authority (Ochsner Clinic Foundation)[1]	5.000	05/15/2042	7,959,750
395,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1]	5.000	07/01/2032	433,054
300,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1]	5.000	07/01/2033	327,738
345,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1]	5.000	07/01/2037	374,504
50,000	LA Stadium & Exposition District[1]	5.000	07/01/2028	54,937
2,000,000	LA Stadium & Exposition District[1]	5.000	07/01/2032	2,174,620
4,035,000	LA State University & Agricultural & Mechanical College[1]	5.000	07/01/2040	4,351,344
700,000	New Orleans, LA Aviation Board (Parking Facilities)[1]	5.000	10/01/2043	764,596
1,280,000	New Orleans, LA Aviation Board (Parking Facilities)[1]	5.000	10/01/2048	1,392,614
				50,606,861

Maine—0.4%
2,000,000	ME H&HEFA (Maine General Medical Center)[1]	6.750	07/01/2036	2,130,240
5,000,000	ME H&HEFA (Maine General Medical Center)[1]	7.500	07/01/2032	5,460,150
				7,590,390

Maryland—0.6%
1,500,000	Gaithersburg, MD Economic Devel. (Asbury Maryland)[1]	5.000	01/01/2036	1,617,645
1,630,000	MD EDC (Potomac Electric Power)[1]	6.200	09/01/2022	1,651,712
1,000,000	MD EDC Student Hsg. (Morgan State University)[1]	5.000	07/01/2034	1,031,320

11        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Maryland (Continued)
$4,530,000	MD EDC Student Hsg. (University of Maryland College Park)[1]	5.000%	06/01/2035	$5,004,291
25,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.375	07/01/2020	25,060
15,000	MD H&HEFA (Johns Hopkins Medical Institutional Parking System)[1]	5.000	07/01/2034	15,039
400,000	MD H&HEFA (Maryland Institute College of Art)[1]	5.000	06/01/2036	429,440
1,653,000	Prince Georges County, MD Special District (Victoria Falls)[1]	5.250	07/01/2035	1,657,711
				11,432,218

Massachusetts—1.4%
750,000	MA Devel. Finance Agency (Lasell College)[1]	5.500	07/01/2026	800,205
25,000	MA Devel. Finance Agency (Lasell College)[1]	6.000	07/01/2031	26,872
461,488	MA Devel. Finance Agency (Linden Ponds)	0.655 [6]	11/15/2056	90,475
1,435,000	MA Devel. Finance Agency (Linden Ponds)[7]	5.125	11/15/2046	1,438,329
14,103	MA Devel. Finance Agency (Linden Ponds)[1]	6.250	11/15/2039	14,494
2,000,000	MA Devel. Finance Agency (UMHC/UMMC/ HHH&H/HHosp Obligated Group)[1]	5.000	07/01/2036	2,148,540
20,000,000	MA GO8	5.000	12/01/2035	22,421,700
15,000	MA H&EFA (Beverly Hospital Corp.)[1]	5.250	07/01/2023	15,009
				26,955,624

Michigan—4.3%
1,100,000	Detroit, MI City School District[1]	5.000	05/01/2028	1,183,127
680,000	Detroit, MI City School District[1]	5.000	05/01/2031	728,103
2,250,000	Detroit, MI Sewer Disposal System[1]	6.500	07/01/2024	2,316,668
13,375,000	Detroit, MI Sewer Disposal System[1]	7.500	07/01/2033	13,859,978
60,000	Detroit, MI Sewer Disposal System[1]	7.500	07/01/2033	62,000
2,155,000	Detroit, MI Water and Sewerage Dept.[1]	5.000	07/01/2032	2,291,088
1,000,000	Detroit, MI Water Supply System[1]	5.000	07/01/2036	1,042,710
405,000	Grand Traverse Academy, MI Public School Academy[1,7]	5.000	11/01/2022	405,166
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000	07/01/2025	1,107,270
895,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000	07/01/2026	986,093
930,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000	07/01/2027	1,019,587
2,450,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000	07/01/2032	2,645,069
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000	07/01/2033	1,075,880
2,200,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000	07/01/2034	2,371,468
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000	07/01/2034	1,074,820
3,300,000	MI Finance Authority (HFHS/HFMHCT/HFWH/ WAFMH Obligated Group)[1]	5.000	11/15/2041	3,545,949
14,600,000	MI Hospital Finance Authority (Trinity Health)[8]	6.125	12/01/2023	14,645,479
1,155,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000	12/01/2035	1,105,046
7,867,775	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	5.850	08/31/2027	7,874,542
1,730,625	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875	08/31/2028	1,733,532
623,000,000	MI Tobacco Settlement Finance Authority	10.197 [6]	06/01/2058	16,166,850

12        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Michigan (Continued)
$600,000	Old Redford Academy, MI Public School Academy[1]	5.900%	12/01/2030	$583,326
400,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.375	11/01/2030	273,232
1,325,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.625	11/01/2035	843,310
500,000	Renaissance, MI Public School Academy[1]	6.000	05/01/2037	509,285
				79,449,578

Minnesota—0.2%
2,300,000	Duluth, MN EDA Health Care Facilities (Essentia Health)[1,7]	5.000	02/15/2043	2,438,322
812,000	Mound, MN Hsg. & Redevel. Authority (Metroplaines)[1]	5.000	02/15/2027	800,575
680,000	St. Paul Park, MN Senior Hsg. & Healthcare Revenue (Presbyterian Homes Bloomington Care Center)[1]	5.000	09/01/2042	727,791
				3,966,688

Mississippi—0.6%
565,000	Meridian, MS Tax Increment (Meridian Crossroads)[1,7]	8.750	12/01/2024	584,481
10,000,000	MS Devel. Bank (Gulf Coast Community College District)[1]	5.000	12/01/2046	10,813,500
				11,397,981

Missouri—1.2%
860,000	Branson, MO IDA (Branson Hills Redevel.)[1]	5.750	05/01/2026	840,590
205,000	Branson, MO IDA (Branson Hills Redevel.)[1]	7.050	05/01/2027	205,105
675,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)[3,4]	5.875	12/01/2031	438,750
260,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.500	04/01/2021	225,358
400,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.625	04/01/2027	296,060
580,000	Columbia, MO Hsg. Authority (Stuart Parker Hsg. Devel. Group)[1]	5.000	12/15/2040	557,832
1,330,000	Columbia, MO Hsg. Authority (Stuart Parker Hsg. Devel. Group)[1]	5.125	12/15/2050	1,266,665
14,360,000	Hazelwood, MO Transportation Devel. District (370/Missouri Bottom Road/Tausig Road)[5]	7.200	05/01/2033	7,467,200
295,000	Kansas City, MO IDA (Sales Tax)[1]	5.000	04/01/2046	293,678
140,000	Lees Summit, MO IDA (Kensington Farms)[3]	5.500	03/01/2021	89,600
250,000	Lees Summit, MO IDA (Kensington Farms)[3]	5.750	03/01/2029	160,000
2,100,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.750	11/01/2026	2,024,484
355,000	MO Grindstone Plaza Transportation Devel. District[1]	5.500	10/01/2031	325,141
116,000	Northwoods, MO Transportation Devel. District[1]	5.850	02/01/2031	105,489
1,025,000	Saint Charles County, MO IDA (Suemandy/Mid- Rivers Community Improvement District)[1]	5.000	10/01/2046	937,281

13        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Missouri (Continued)
$3,250,000	St. Louis, MO Land Clearance Authority (Scottrade Center)[1]	5.000%	04/01/2048	$3,418,448
481,000	St. Louis, MO Tax Increment (1505 Missouri Avenue Redevel.)[3,4]	6.000	08/04/2025	96,200
846,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)[3,4]	6.000	08/21/2026	236,880
1,879,000	St. Louis, MO Tax Increment (1619 Washington Redevel.)[4]	5.500	03/09/2027	770,390
661,509	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500	05/29/2028	441,054
545,000	St. Louis, MO Tax Increment (Printers Lofts)[3,4]	6.000	08/21/2026	147,150
769,000	St. Louis, MO Tax Increment (Washington East Condominiums)[4]	5.500	01/20/2028	384,500
466,000	St. Louis, MO Tax Increment (Washington East Condominiums)[3,4]	5.500	01/20/2028	111,840
1,080,000	St. Louis, MO Tax Increment Financing (Ludwig Lofts)[3,4]	6.690	04/21/2029	183,600
373,000	St. Louis, MO Tax Increment Financing, Series A4	5.500	09/02/2028	167,850
3,255,000	St. Louis, MO Tax Increment, Series A4	6.600	01/21/2028	1,464,750
620,000	Stone Canyon, MO Improvement District (Infrastructure)[4,5]	5.700	04/01/2022	173,600
320,000	Stone Canyon, MO Improvement District (Infrastructure)[4,5]	5.750	04/01/2027	89,600
				22,919,095

Montana—0.1%
11,710,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)[3,4]	6.250 [2]	09/01/2031	1,522,300

Nebraska—0.8%
4,000,000	Central Plains, NE Energy[1]	5.000	09/01/2037	4,468,920
9,510,000	NE Central Plains Gas Energy[1]	5.250	09/01/2037	10,310,742
				14,779,662

Nevada—0.3%
320,000	Clark County, NV Improvement District[1]	5.000	02/01/2026	321,117
255,000	Clark County, NV Improvement District[1]	5.050	02/01/2031	255,732
5,105,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)	6.845 [6]	01/01/2019	4,926,325
				5,503,174

New Hampshire—1.3%
305,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.647 [6]	01/01/2029	184,083
385,000	NH Business Finance Authority (Huggins Hospital)[1]	6.875	10/01/2039	401,724
20,860,000	NH H&EFA (LRG Healthcare)[8]	7.000	04/01/2038	21,745,038

14        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
New Hampshire (Continued)
$1,500,000	NH H&EFA (Southern New Hampshire University)[1]	5.000%	01/01/2027	$1,603,890
				23,934,735

New Jersey—7.3%
250,000	Atlantic City, NJ GO1	5.000	03/01/2032	273,855
500,000	Atlantic City, NJ GO1	5.000	03/01/2037	538,035
2,000,000	Casino Reinvestment Devel. Authority of NJ1	5.000	11/01/2030	2,129,840
2,000,000	Casino Reinvestment Devel. Authority of NJ1	5.000	11/01/2032	2,121,020
1,930,000	NJ EDA[1]	5.000	06/15/2028	2,098,798
3,500,000	NJ EDA[1]	5.000	06/15/2029	3,763,480
3,000,000	NJ EDA[1]	5.000	06/15/2041	3,102,990
500,000	NJ EDA (Provident Group-Kean Properties)[1]	5.000	07/01/2032	536,305
200,000	NJ EDA (Provident Group-Kean Properties)[1]	5.000	07/01/2047	209,682
1,000,000	NJ EDA (Provident Group-Montclair Properties)[1]	5.000	06/01/2037	1,073,500
4,855,000	NJ EDA (State Government Buildings)[1]	5.000	06/15/2031	5,184,460
3,500,000	NJ EDA (State Government Buildings)[1]	5.000	06/15/2042	3,618,965
735,000	NJ EDA (State Government Buildings)[1]	5.000	06/15/2047	757,212
2,100,000	NJ Health Care Facilities Financing Authority (University Hospital)[1]	5.000	07/01/2029	2,321,172
3,000,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2027	3,361,680
3,500,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2028	3,921,085
4,500,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2029	4,995,000
5,000,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2030	5,520,150
7,100,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2031	7,808,580
5,000,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2034	5,431,850
4,000,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2035	4,328,880
3,000,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2037	3,226,830
13,700,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2046	13,907,966
6,660,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2029	7,280,912
945,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2030	1,028,500
6,000,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2030	6,530,160
880,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2031	954,105
5,015,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2032	5,290,173
2,200,000	NJ Transportation Trust Fund Authority[1]	5.000	12/15/2032	2,203,322
5,975,000	NJ Transportation Trust Fund Authority[1]	5.500	12/15/2021	6,466,503
11,570,000	NJ Transportation Trust Fund Authority[1]	5.750	06/15/2024	13,107,769
4,555,000	NJ Transportation Trust Fund Authority[1]	6.000	06/15/2035	4,887,060
7,000,000	NJ Turnpike Authority[1]	5.000	01/01/2034	7,674,870
10,000	South Jersey, NJ Transportation Authority[1]	4.500	11/01/2035	10,019
				135,664,728

New Mexico—0.1%
230,000	Boulders, NM Pubic Improvement District[1]	5.750	10/01/2044	221,306

15        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New Mexico (Continued)
$1,925,000	NM Trails Public Improvement District[1]	7.750%	10/01/2038	$1,779,663
				2,000,969

New York—8.9%
3,250,000	Brooklyn, NY Local Devel. Corp. (Brooklyn Events Center)[1]	5.000	07/15/2042	3,449,485
8,500,000	Hudson Yards, NY Infrastructure Corp.[8]	5.000	02/15/2037	9,396,940
7,500,000	Hudson Yards, NY Infrastructure Corp.[8]	5.000	02/15/2039	8,251,743
65,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2043	65,986
285,000	NY Counties Tobacco Trust VI1	5.750	06/01/2043	305,711
12,500,000	NY MTA[1]	5.250	11/15/2056	13,609,500
2,500,000	NY MTA (Green Bond)[1]	5.000	11/15/2035	2,819,300
7,050,000	NY MTA Hudson Rail Yards[1]	5.000	11/15/2046	7,220,328
13,150,000	NY MTA Hudson Rail Yards[1]	5.000	11/15/2056	13,842,216
10,500,000	NY MTA, Series C-1[1]	5.000	11/15/2035	11,488,365
2,455,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2036	2,598,814
10,065,000	NYC GO1	5.000	03/01/2040	11,172,855
10,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2039	10,953,300
14,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2043	15,495,760
8,720,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	08/01/2031	9,749,483
2,650,000	NYS DA (New York State Dormitory Authority)[1]	5.000	07/01/2028	2,995,189
10,000,000	NYS DA (Sales Tax)[1]	5.000	03/15/2033	11,147,500
5,000,000	NYS DA (Sales Tax)[1]	5.000	03/15/2035	5,588,350
7,220,000	NYS DA (St. Mary’s Hospital for Children)[1,7]	7.875	11/15/2041	7,524,106
6,075,000	NYS Liberty Devel. Corp. (Goldman Sachs Headquarters)[1]	5.250	10/01/2035	7,216,979
10,000,000	Port Authority NY/NJ, 198th Series[1]	5.250	11/15/2056	11,083,500
				165,975,410

Ohio—4.5%
2,440,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375	06/01/2024	2,384,221
3,820,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.750	06/01/2034	3,689,470
5,360,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875	06/01/2030	5,282,387
538,100,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.247 [6]	06/01/2047	37,667,000
230,500,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.575 [6]	06/01/2052	6,679,890
3,445,000	Cleveland-Cuyahoga County, OH Port Authority[1]	6.000	11/15/2035	3,680,018
2,475,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.500	02/15/2052	2,611,150
1,050,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.500	02/15/2057	1,103,340
1,000,000	Greene County, OH University Hsg. (Central State University)[1]	5.500	09/01/2027	977,310
305,000	Greene County, OH University Hsg. (Central State University)[1]	5.625	09/01/2032	295,716

16        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Ohio (Continued)
$460,000	Jeffrey Place, OH New Community Authority (Jeffrey Place Redevel.)[1,7]	5.000%	12/01/2022	$460,304
50,000	Montgomery County, OH (Catholic Health Initiatives)[1]	4.750	05/01/2034	49,999
1,000,000	OH Air Quality Devel. Authority (Columbus Southern Power)[1]	5.800	12/01/2038	1,032,440
5,000,000	OH GO1	5.000	03/15/2036	5,510,600
1,445,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[1]	6.300	02/15/2024	1,430,160
5,860,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[1]	6.400	02/15/2034	5,730,963
4,065,000	Portage County, OH Port Authority (Northeast Ohio Medical University)[1]	5.000	12/01/2037	4,169,227
510,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2028	511,550
330,653	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)[1,7]	5.400	11/01/2036	319,490
				83,585,235

Oklahoma—0.2%
3,070,000	Carter County, OK Independent School District No. 19 Ardmore Public Facilities Authority[1]	5.000	09/01/2032	3,361,773

Oregon—0.0%
245,000	OR Facilities Authority (Concordia University)[1]	6.125	09/01/2030	259,590
500,000	OR Facilities Authority (Concordia University)[1]	6.375	09/01/2040	536,860
15,000	Umatilla County, OR Hospital Facility Authority (Catholic Health Initiatives)[1]	5.000	05/01/2032	15,258
				811,708

Pennsylvania—8.1%
2,825,000	Allegheny County, PA HDA (Allegheny Health Network)[1]	5.000	04/01/2036	3,049,305
1,600,000	Berks County, PA IDA (THlth/RHosp/BHospital/ CHH/JH/PHospital/PottsH Obligated Group)[1]	5.000	11/01/2047	1,692,624
5,000,000	Bethlehem, PA Area School District[1]	5.000	08/01/2033	5,532,450
1,425,000	Delaware County, PA Authority (Neumann University)[1]	5.000	10/01/2031	1,510,286
2,305,000	Delaware County, PA Authority (Neumann University)[1]	5.000	10/01/2035	2,417,392
130,000	Luzerne County, PA IDA[1]	7.500	12/15/2019	133,256
500,000	Luzerne County, PA IDA[1]	7.750	12/15/2027	530,790
1,250,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2030	1,393,925
3,000,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2032	3,317,190
2,000,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2033	2,201,280
1,250,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2034	1,371,587
3,000,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2035	3,279,180
10,010,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2035	10,903,893
5,000,000	PA GO1	4.000	04/01/2032	5,099,250
12,500,000	PA GO1	4.000	03/01/2035	12,547,875

17        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$4,175,000	PA GO1	4.000%	03/01/2036	$4,207,231
5,000,000	PA GO1	5.000	10/15/2031	5,440,200
10,000,000	PA GO1	5.000	03/01/2032	11,176,400
2,000,000	PA HEFA (Shippensburg University)[1]	6.250	10/01/2043	2,217,800
2,605,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2025	2,767,578
3,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2030	3,141,570
5,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2031	5,219,550
5,000,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	06/01/2032	5,461,200
5,000,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	06/01/2033	5,443,000
5,000,000	PA Turnpike Commission[1]	5.000	06/01/2030	5,460,050
5,125,000	PA Turnpike Commission[1]	5.000	12/01/2040	5,447,619
7,750,000	PA Turnpike Commission[1]	5.000	06/01/2042	8,232,747
7,000,000	PA Turnpike Commission[1]	5.000	12/01/2048	7,636,510
1,500,000	PA Turnpike Commission[1]	6.375 [2]	12/01/2038	1,803,165
685,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)[1]	6.125	03/15/2043	522,655
1,000,000	Philadelphia, PA Gas Works[1]	5.000	08/01/2036	1,093,210
10,000,000	Philadelphia, PA GO1	5.000	08/01/2031	11,201,300
1,000,000	Philadelphia, PA School District[1]	5.000	09/01/2032	1,089,760
4,000,000	Pottsville, PA Hospital Authority (LVHN/LVlyH/ LVHM/ SRehC/ SRMC/NPHC/ SMCSJS/PMCtr/PHSys Obligated Group)[1]	5.000	07/01/2041	4,293,320
280,000	Reading, PA School District[1]	5.000	03/01/2035	308,619
255,000	Reading, PA School District[1]	5.000	03/01/2036	280,100
1,000,000	Scranton, PA School District[1]	5.000	12/01/2029	1,113,330
1,305,000	Scranton, PA School District[1]	5.000	12/01/2030	1,444,348
890,000	Scranton, PA School District[1]	5.000	12/01/2032	977,078
710,000	Scranton, PA School District[1]	5.000	12/01/2033	777,173
				151,735,796

Rhode Island—0.1%
4,915,000	Central Falls, RI Detention Facility[3]	7.250	07/15/2035	884,700
725,000	RI Health & Educational Building Corp. (EPBH/ RIH/TMH Obligated Group)[1]	7.000	05/15/2039	744,502
20,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500	04/01/2027	20,091
				1,649,293

South Carolina—0.9%
4,467,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)[1,4,7]	6.200	11/01/2036	3,970,940
555,158	SC Connector 2000 Assoc. Toll Road, Series B	2.744 [6]	01/01/2020	511,400
6,101,551	SC Connector 2000 Assoc. Toll Road, Series B	3.158 [6]	01/01/2021	5,236,717

18        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
South Carolina (Continued)
$10,647,695	SC Connector 2000 Assoc. Toll Road, Series B	3.746%[6]	01/01/2026	$6,405,973
				16,125,030

South Dakota—0.1%
1,500,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	5.000	06/01/2027	1,606,230

Tennessee—1.1%
2,000,000	Greeneville, TN H&EFB (Ballad Health)[1]	5.000	07/01/2035	2,192,500
3,000,000	Greeneville, TN H&EFB (Ballad Health)[1]	5.000	07/01/2036	3,276,060
3,000,000	Greeneville, TN H&EFB (Ballad Health)[1]	5.000	07/01/2037	3,268,470
500,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Belmont University)[1]	5.000	11/01/2027	533,345
5,000,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Vanderbilt University Medical Center)[1]	5.000	07/01/2046	5,323,550
5,665,000	TN Energy Acquisition Gas Corp.[1]	5.000	02/01/2027	6,307,524
				20,901,449

Texas—3.2%
5,000	Alamo, TX Community College District[1]	4.500	08/15/2033	5,010
885,000	Arlington, TX Higher Education Finance Corp. (UMEP)[1]	5.000	08/15/2038	845,317
60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250	06/01/2031	53,334
1,100,000	Dallas County, TX Flood Control District[1]	5.000	04/01/2032	1,119,987
4,282,000	Escondido, TX Public Improvement District (Horseshoe Bay)[1]	7.250	10/01/2033	4,281,743
160,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	6.500	05/15/2031	176,128
140,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	6.500	05/15/2031	154,112
250,000	Houston, TX Higher Education Finance Corp. (Ninos)[1]	6.000	08/15/2036	255,055
250,000	Houston, TX Higher Education Finance Corp. (Ninos)[1]	6.000	08/15/2041	254,285
10,000,000	Houston, TX Independent School District[1]	5.000	02/15/2042	11,047,600
30,000	Huntsville, TX GO COP[1]	5.000	08/15/2032	30,078
7,465,000	Irving, TX Hotel Occupancy[1]	5.500	08/15/2038	7,527,258
2,000,000	Montgomery County, TX Toll Road Authority[1]	5.000	09/15/2043	2,117,780
2,500,000	Montgomery County, TX Toll Road Authority[1]	5.000	09/15/2048	2,639,525
250,000	New Hope, TX Cultural Educational Facilities Finance Corp. (Women’s University-COHF- Collegiate Hsg. Denton)[1]	5.000	07/01/2048	264,573
850,000	New Hope, TX Cultural Educational Facilities Finance Corp. (Women’s University-COHF- Collegiate Hsg. Denton)[1]	5.000	07/01/2058	889,483

19        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$150,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)[1]	5.000%	07/01/2031	$164,158
750,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)[1]	5.000	07/01/2046	800,062
750,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)[1]	5.000	07/01/2051	799,553
355,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University- Collegiate Hsg. Corpus Christi II)[1]	5.000	04/01/2036	357,829
1,000,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University- Collegiate Hsg. San Antonio I)[1]	5.000	04/01/2036	1,004,880
555,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)[1]	5.875	04/01/2036	602,308
780,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)[1]	6.000	04/01/2045	845,146
10,000,000	North TX Tollway Authority[1]	5.000	01/01/2043	10,864,300
3,695,000	Sabine River Authority, TX Pollution Control (TXU Electric Company)[4,5,11]	6.150	08/01/2022	—
5,000,000	Spring, TX Independent School District[1]	5.000	08/15/2031	5,612,900
110,000	TX Dormitory Finance Authority (Temple Junior College Foundation)[1]	5.750	09/01/2027	105,080
485,000	TX Dormitory Finance Authority (Temple Junior College Foundation)[1]	6.000	09/01/2033	447,349
4,500,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	5,134,860
170,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)[1]	6.250	09/01/2036	170,068
1,085,000	TX Public Finance Authority Charter School Finance Corp. (New Frontiers School)[1]	5.800	08/15/2040	1,119,785
				59,689,546

Utah—0.1%
720,000	UT Charter School Finance Authority (Utah Charter Academies)[1]	5.000	10/15/2038	782,755
275,000	Utah County, UT Charter School (Renaissance Academy)[1]	5.625	07/15/2037	274,964
				1,057,719

Vermont—0.0%
350,000	Burlington, VT GO1	5.000	11/01/2027	377,552

20        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Vermont (Continued)
$445,000	Burlington, VT GO1	5.000%	11/01/2032	$478,811
				856,363

Virginia—0.9%
376,000	Celebrate, VA North CDA Special Assessment[3,4]	6.750	03/01/2034	225,600
3,131,000	Celebrate, VA South CDA Special Assessment[4,5]	6.250	03/01/2037	1,455,915
8,950,000	Chesapeake Bay, VA Bridge & Tunnel District[1]	5.000	07/01/2041	9,864,153
900,000	New Port, VA CDA[4,5]	5.600	09/01/2036	409,500
2,340,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)[1]	6.500	08/01/2038	2,344,212
585,000	VA College Building Authority Educational Facilities (Regent University)[1]	5.000	06/01/2036	557,347
950,000	VA College Building Authority Educational Facilities (University of Richmond)[1]	5.000	06/01/2026	940,519
990,000	VA College Building Authority Educational Facilities (University of Richmond)[1]	5.000	06/01/2029	968,487
715,000	Virginia Beach, VA Devel. Authority (Westminster- Canterbury on Chesapeake Bay)[1]	5.000	09/01/2036	775,632
				17,541,365

Washington—2.1%
75,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600	03/01/2028	74,699
2,040,642	Tacoma, WA Consolidated Local Improvements District No. 65	5.750	04/01/2043	2,040,418
33,785,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[1]	6.375	10/01/2036	33,888,044
2,250,000	WA Health Care Facilities Authority (Virginia Mason Medical Center)[1]	5.000	08/15/2031	2,457,000
				38,460,161

West Virginia—0.2%
1,960,000	Brooke County, WV (Bethany College)[1]	6.500	10/01/2031	1,962,450
1,885,000	Brooke County, WV (Bethany College)[1]	6.750	10/01/2037	1,886,093
				3,848,543

Wisconsin—1.6%
1,475,000	WI Center District, Series A1	5.000	12/15/2029	1,589,062
5,000,000	WI GO1	6.000	05/01/2036	5,102,750
20,000,000	WI H&EFA (Ascension Health Credit Group)[8]	4.000	11/15/2034	20,312,200
615,000	WI H&EFA (Beloit College)[1]	5.000	07/01/2036	595,332
130,000	WI Public Finance Authority (Las Ventanas Retirement Community)	0.181 [6]	10/01/2042	64,307
465,000	WI Public Finance Authority (Las Ventanas Retirement Community)[1]	7.000	10/01/2042	461,759
200,000	WI Public Finance Authority (Las Ventanas Retirement Community)[4]	36.060 [6]	10/01/2042	4,120
650,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)[1]	7.125	07/01/2042	655,837

21        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Wisconsin (Continued)
$440,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)[1]	5.750%	07/15/2032	$462,977
350,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)[1]	6.000	07/15/2042	367,083
				29,615,427

U.S. Possessions—10.7%
1,885,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250	07/01/2029	1,753,050
5,400,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.750	07/01/2037	5,076,000
1,925,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000	07/01/2047	1,804,687
4,515,000	Puerto Rico Commonwealth GO5	5.000	07/01/2020	2,720,287
2,610,000	Puerto Rico Commonwealth GO5	5.000	07/01/2023	1,572,525
5,000	Puerto Rico Commonwealth GO, AGC[1]	5.000	07/01/2034	5,191
3,000,000	Puerto Rico Commonwealth GO5	5.125	07/01/2028	1,807,500
3,000,000	Puerto Rico Commonwealth GO5	5.250	07/01/2023	1,762,500
4,020,000	Puerto Rico Commonwealth GO5	5.250	07/01/2030	2,422,050
1,250,000	Puerto Rico Commonwealth GO5	5.375	07/01/2030	734,375
500,000	Puerto Rico Commonwealth GO, NPFGC[1]	5.500	07/01/2021	522,605
2,595,000	Puerto Rico Commonwealth GO5	5.500	07/01/2026	1,524,562
4,210,000	Puerto Rico Commonwealth GO5	5.500	07/01/2039	2,473,375
4,000,000	Puerto Rico Commonwealth GO5	5.625	07/01/2033	2,350,000
5,000,000	Puerto Rico Commonwealth GO5	5.750	07/01/2028	2,937,500
9,000,000	Puerto Rico Commonwealth GO5	5.750	07/01/2036	5,287,500
3,335,000	Puerto Rico Commonwealth GO5	5.750	07/01/2041	1,959,312
1,365,000	Puerto Rico Commonwealth GO, NPFGC[1]	6.000	07/01/2027	1,413,184
4,895,000	Puerto Rico Commonwealth GO5	6.000	07/01/2029	2,875,812
2,000,000	Puerto Rico Commonwealth GO5	6.000	07/01/2039	1,205,000
10,000,000	Puerto Rico Commonwealth GO5	6.000	07/01/2039	6,025,000
3,000,000	Puerto Rico Commonwealth GO5	6.000	07/01/2040	1,762,500
5,000,000	Puerto Rico Commonwealth GO5	6.500	07/01/2037	3,012,500
954,075	Puerto Rico Electric Power Authority[5]	10.000	07/01/2019	629,690
954,075	Puerto Rico Electric Power Authority[5]	10.000	07/01/2019	629,690
772,297	Puerto Rico Electric Power Authority[5]	10.000	01/01/2021	509,716
772,296	Puerto Rico Electric Power Authority[5]	10.000	07/01/2021	509,715
257,432	Puerto Rico Electric Power Authority[5]	10.000	01/01/2022	169,905
257,432	Puerto Rico Electric Power Authority[5]	10.000	07/01/2022	169,905
2,830,000	Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2028	1,811,200
1,850,000	Puerto Rico Electric Power Authority, Series CCC[5]	5.000	07/01/2022	1,179,375
2,500,000	Puerto Rico Electric Power Authority, Series CCC[5]	5.000	07/01/2028	1,593,750
3,000,000	Puerto Rico Electric Power Authority, Series CCC[5]	5.250	07/01/2027	1,920,000
295,000	Puerto Rico Electric Power Authority, Series NN5	5.500	07/01/2020	189,169
30,000	Puerto Rico Electric Power Authority, Series RR, NPFGC[1]	5.000	07/01/2023	30,143
260,000	Puerto Rico Electric Power Authority, Series RR, NPFGC[1]	5.000	07/01/2024	261,128
4,000,000	Puerto Rico Electric Power Authority, Series SS, NPFGC[1]	5.000	07/01/2025	4,014,760
3,000,000	Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2026	1,912,500
4,500,000	Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2032	2,868,750

22        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$1,690,000	Puerto Rico Electric Power Authority, Series VV, NPFGC[1]	5.250%	07/01/2025	$1,801,371
1,500,000	Puerto Rico Electric Power Authority, Series VV5	5.500	07/01/2020	961,875
2,000,000	Puerto Rico Electric Power Authority, Series WW5	5.000	07/01/2028	1,275,000
1,985,000	Puerto Rico Electric Power Authority, Series WW5	5.250	07/01/2025	1,270,400
2,750,000	Puerto Rico Electric Power Authority, Series WW5	5.375	07/01/2023	1,763,438
5,000,000	Puerto Rico Electric Power Authority, Series WW5	5.500	07/01/2020	3,206,250
5,000,000	Puerto Rico Electric Power Authority, Series WW5	5.500	07/01/2021	3,206,250
1,670,000	Puerto Rico Electric Power Authority, Series XX5	5.250	07/01/2040	1,068,800
410,000	Puerto Rico Electric Power Authority, Series ZZ5	5.250	07/01/2022	262,400
405,000	Puerto Rico Electric Power Authority, Series ZZ5	5.250	07/01/2025	259,200
40,000	Puerto Rico Highway & Transportation Authority, FGIC[12]	5.000	07/01/2022	32,000
20,000	Puerto Rico Highway & Transportation Authority, NPFGC[1]	5.000	07/01/2033	20,006
10,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.000	07/01/2035	10,364
3,500,000	Puerto Rico Highway & Transportation Authority, Series M5	5.000	07/01/2046	1,006,250
65,000	Puerto Rico Infrastructure[5]	5.000	07/01/2041	11,863
850,000	Puerto Rico Infrastructure, FGIC[12]	5.500	07/01/2024	681,062
8,000,000	Puerto Rico Infrastructure, FGIC[12]	7.072 [6]	07/01/2030	3,113,280
750,000	Puerto Rico Infrastructure Financing Authority, FGIC[12]	5.500	07/01/2028	589,688
8,695,000	Puerto Rico Infrastructure Financing Authority, FGIC[12]	6.065 [6]	07/01/2031	3,225,584
1,975,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)	5.625	07/01/2022	1,695,538
1,230,000	Puerto Rico ITEMECF (Polytechnic University), ACA[1]	5.000	08/01/2032	1,210,701
190,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2022	180,500
3,300,000	Puerto Rico Public Buildings Authority[1,3]	5.000	07/01/2032	2,046,000
240,000	Puerto Rico Public Buildings Authority[1,3]	5.250	07/01/2042	147,600
4,940,000	Puerto Rico Public Buildings Authority[1,5]	5.375	07/01/2033	3,062,800
10,000,000	Puerto Rico Public Buildings Authority, NPFGC[1]	6.000	07/01/2028	10,327,400
2,000,000	Puerto Rico Public Buildings Authority[1,5]	6.000	07/01/2041	1,242,500
8,575,000	Puerto Rico Public Buildings Authority[1,3]	6.250	07/01/2026	5,348,656
1,910,000	Puerto Rico Public Buildings Authority, AMBAC[1]	10.000 [10]	07/01/2035	2,025,708
5,615,000	Puerto Rico Public Finance Corp., Series B5	5.500	08/01/2031	308,825
6,380,000	Puerto Rico Sales Tax Financing Corp.[5]	8.542 [6]	08/01/2023	2,183,938
270,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.000	08/01/2043	132,638
4,365,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.375	08/01/2039	2,144,306
17,650,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.500	08/01/2037	8,670,563
2,500,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.500	08/01/2042	1,228,125
20,215,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.750	08/01/2037	9,930,619
19,670,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	6.108 [6]	08/01/2044	5,269,986
50,000,000	Puerto Rico Sales Tax Financing Corp., Series A5	7.276 [6]	08/01/2034	7,110,500

23        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$18,875,000	Puerto Rico Sales Tax Financing Corp., Series A5	9.407%[6]	08/01/2036	$2,494,520
2,080,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.000	08/01/2022	1,695,200
24,160,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.000	08/01/2040	19,690,400
3,000,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.250	08/01/2040	2,445,000
7,450,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.250	08/01/2041	3,659,813
3,685,000	Puerto Rico Sales Tax Financing Corp., Series C5	6.750 [2]	08/01/2032	1,810,256
32,560,000	Puerto Rico Sales Tax Financing Corp., Series C5	8.015 [6]	08/01/2038	3,884,408
1,305,000	University of Puerto Rico, Series P	5.000	06/01/2026	1,198,969
1,480,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2032	1,568,844
1,080,000	V.I. Public Finance Authority, Series A1	5.000	10/01/2032	1,144,832
				199,030,637
Total Municipal Bonds and Notes (Cost $2,134,709,480)				1,979,211,581

Corporate Bonds and Notes—0.0%
64,967	Las Vegas Monorail Co., Sr. Sec. Nts.[4,9,13]	5.500	07/15/2019	3,583
18,270	Las Vegas Monorail Co., Sub. Nts.[3,4,9,13]	5.500 [10]	07/15/2055	81
Total Corporate Bonds and Notes (Cost $131)				3,664

Total Investments, at Value (Cost $2,134,709,611)—106.3%				1,979,215,245
Net Other Assets (Liabilities)—(6.3)				(116,492,551)
Net Assets—100.0%				$1,862,722,694

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

3. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

4. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

5. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

6. Zero coupon bond reflects effective yield on the original acquisition date.

7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

8. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

9. Interest or dividend is paid-in-kind, when applicable.

10. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

11. Security received as the result of issuer reorganization.

12. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

24        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Footnotes to Statement of Investments (Continued)

13. Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

ACA	American Capital Access
AcadM&S	Academy of Mathematics & Science
AGC	Assured Guaranty Corp.
AMBAC	AMBAC Indemnity Corp.
AM&S	Academies of Math & Science
AM&SS	Academies of Math & Science South
AWCC	American Water Capital Corp.
BH&HCG	Bristol Hospital & Health Care Group
BHDF	Bristol Hospital Development Foundation
BHlthC	Bristol Health Care
BHosp	Bristol Hospital
BHospital	Brandywine Hospital
CDA	Communities Devel. Authority
CHH	Chestnut Hill Hospital
COHF	Collegiate Housing Foundation
COP	Certificates of Participation
DA	Dormitory Authority
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EF&CD	Environmental Facilities and Community Devel.
ELGS	Evangelical Lutheran Good Samaritan
ELGSF	Evangelical Lutheran Good Samaritan Foundation
ELGSS	Evangelical Lutheran Good Samaritan Society
EPBH	Emma Pendleton Bradley Hospital
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
GSH	Good Samaritan Hospital
GSHI	Good Samaritan of Indiana
GSHPS	Good Samaritan Hospital Physicians Services
GSSH	Georgia Southwestern University
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HDA	Hospital Devel. Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFHS	Henry Ford Health System
HFMHCT	Henry Ford Macomb Hospital Corp.-Clinton Township
HFWH	Henry Ford Wyandotte Hospital
HHH&H	Healthalliance Home Health and Hospital
HHosp	Healthalliance Hospital
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JH	Jennersville Hospital
KAWC	Kentucky American Water Company

25        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

LVHM	Lehigh Valley Hospital-Muhlenberg
LVHN	Lehigh Valley Health Network
LVlyH	Lehigh Valley Hospital
M&SSA	Math & Science Success Academy
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
MSSA	Math & Science Success Academy
MTA	Metropolitan Transportation Authority
NPFGC	National Public Finance Guarantee Corp.
NPHC	Northeastern Pennsylvania Health Corp.
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PAS	Presence Ambulatory Services
PBH	Presence Behavioral Health
PC&SHN	Presence Central & Suburban Hospitals Network
PCHN	Presence Chicago Hospitals Network
PCTC	Presence Care Transformation Corp.
PHCr	Presence Home Care
PHFBT	Presence Health Food Foundation Board of Trustees
PHN	Presence Health Network
PHospital	Phoenixville Hospital
PHSys	Pocono Health System
PLC	Presence Life Connections
PMCtr	Pocono Medical Center
PottsH	Pottstown Hospital
PSSC	Presence Senior Services - Chicagoland
RHosp	Reading Hospital
RIH	Rhode Island Hospital
SBH	Sutter Bay Hospitals
SBMF	Sutter Bay Medical Foundation
SCHosp	Sutter Coast Hospital
SEBH	Sutter East Bay Hospitals
SHlth	Sutter Health
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SMCSJS	Schuylkill Medical Center South Jackson Street
SRehC	Simpson Retirement Communities
SRMC	Schuylkill Regional Medical Center
SVlyH	Sutter Valley Hospitals
SVMF	Sutter Valley Medical Foundation
SVNA&H	Sutter Visiting Nurse Association & Hospice
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
THlth	Tower Health
TMH	The Miriam Hospital
UMEP	UME Preparatory Academy
UMHC	UMass Memorial Health Care
UMMC	UMass Memorial Medical Center

26        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

V.I.	United States Virgin Islands
WAFMH	W A Foote Memorial Hospital

27        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2018 Unaudited

1. Organization

Oppenheimer Rochester AMT-Free Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), and a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those

28        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

2. Securities Valuation (Continued)

standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

29        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$102,168,408	$—	$102,168,408
Alaska	—	89,821	40,500	130,321
Arizona	—	44,603,302	341,550	44,944,852
Arkansas	—	—	1,266,550	1,266,550
California	—	193,944,500	—	193,944,500
Colorado	—	53,914,174	280,000	54,194,174
Connecticut	—	7,182,403	—	7,182,403
Delaware	—	4,532,007	—	4,532,007
District of Columbia	—	15,907,461	—	15,907,461
Florida	—	86,134,111	29,042,532	115,176,643
Georgia	—	1,962,745	—	1,962,745
Idaho	—	60,214	—	60,214
Illinois	—	158,977,552	2,710,200	161,687,752
Indiana	—	31,276,797	—	31,276,797
Iowa	—	3,123,179	27,000	3,150,179
Kansas	—	1,548,734	—	1,548,734
Kentucky	—	46,502,153	—	46,502,153
Louisiana	—	50,606,861	—	50,606,861
Maine	—	7,590,390	—	7,590,390
Maryland	—	11,432,218	—	11,432,218
Massachusetts	—	26,955,624	—	26,955,624
Michigan	—	79,449,578	—	79,449,578
Minnesota	—	3,966,688	—	3,966,688
Mississippi	—	11,397,981	—	11,397,981
Missouri	—	18,653,985	4,265,110	22,919,095
Montana	—	—	1,522,300	1,522,300
Nebraska	—	14,779,662	—	14,779,662
Nevada	—	5,503,174	—	5,503,174
New Hampshire	—	23,934,735	—	23,934,735
New Jersey	—	135,664,728	—	135,664,728
New Mexico	—	2,000,969	—	2,000,969
New York	—	165,975,410	—	165,975,410
Ohio	—	83,585,235	—	83,585,235
Oklahoma	—	3,361,773	—	3,361,773
Oregon	—	811,708	—	811,708
Pennsylvania	—	151,735,796	—	151,735,796
Rhode Island	—	1,649,293	—	1,649,293
South Carolina	—	12,154,090	3,970,940	16,125,030
South Dakota	—	1,606,230	—	1,606,230
Tennessee	—	20,901,449	—	20,901,449
Texas	—	59,689,546	—	59,689,546
Utah	—	1,057,719	—	1,057,719
Vermont	—	856,363	—	856,363

30        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
Virginia	$—	$15,450,350	$2,091,015	$17,541,365
Washington	—	38,460,161	—	38,460,161
West Virginia	—	3,848,543	—	3,848,543
Wisconsin	—	29,611,307	4,120	29,615,427
U.S. Possessions	—	199,030,637	—	199,030,637
Corporate Bonds and Notes	—	—	3,664	3,664

Total Assets	$—	$1,933,649,764	$45,565,481	$1,979,215,245

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender

31        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the

32        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

3. Investments and Risks (Continued)

value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $61,760,000.

33        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $185,234,362 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $111,720,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 3,480,000	FL COP (Dept. of Management Services) Tender Option Bond Series 2015-XF0020 Trust	9.100%	8/1/28	$3,606,185
4,000,000	Greater Orlando, FL Aviation Authority Tender Option Bond Series 2015-XF2019 Trust[3]	10.610	10/1/32	4,791,720
4,250,000	Hudson Yards, NY Infrastructure Corp. Tender Option Bond Series 2017-XF0549-1 Trust	6.419	2/15/37	5,146,920
3,750,000	Hudson Yards, NY Infrastructure Corp. Tender Option Bond Series 2017-XF0549-2 Trust	6.419	2/15/39	4,501,763
9,000,000	IL Regional Transportation Authority Tender Option Bond Series 2018-XF2618 Trust[3]	4.775	6/1/43	8,370,540
5,000,000	Los Angeles, CA Unified School District Tender Option Bond Series 2018-XF2575 Trust	11.997	7/1/42	7,993,350
10,000,000	MA GO Tender Option Bond Series 2016-XF0530 Trust	6.461	12/1/35	12,421,700
3,650,000	MI Hospital Finance Authority Tender Option Bond Series 2015-XF2129 Trust[3]	14.671	12/1/23	3,695,479
5,215,000	NH H&EFA Tender Option Bond Series 2015- XF2144 Trust[3]	17.706	4/1/38	6,100,038
2,500,000	Orange County, FL School Board Tender Option Bond Series 2015-XF2013 Trust[3]	12.043	8/1/34	2,756,025
3,335,000	San Francisco, CA City & County COP Tender Option Bond Series 2015-XF2033 Trust[3]	8.509	10/1/33	3,818,442
10,000,000	WI H&EFA (Ascension Health Credit Group) Tender Option Bond Series 2018-XF2541 Trust	4.786	11/15/34	10,312,200

				$73,514,362

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the

34        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

3. Investments and Risks (Continued)

Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $111,720,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

35        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$5,029,969

Sold securities	15,212,797

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority (“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities may be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:

Cost	$272,110,352
Market Value	$178,731,078
Market Value as % of Net Assets	9.60%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

36        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

4. Market Risk Factors (Continued)

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of the Sub-Adviser and the Manager announced that it has entered into a definitive agreement, whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser. As of the time of the announcement, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change.

37        OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester AMT-Free Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/21/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	12/21/2018